CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 133,265	$ 34,766
Cash			34,766
Prepaid expenses and other current assets		1,298	38
Total current assets		134,563	34,804
Property and equipment, net		782	0
Operating lease right-of-use assets		1,564	0
Restricted cash		107	0
Other assets		1,253	813
Total assets		138,269	35,617
Current liabilities
Accrued expenses and other current liabilities	[1]	8,965	2,225	[2]
Operating lease liability, current		417	0
Warrant liability, related party		2,088	61
Total current liabilities		20,304	9,614
Long term liabilities
Operating lease liability, noncurrent		1,324	0
Notes payable, noncurrent	[3]	0	37,482	[4]
Total liabilities		21,628	47,096
Commitments and contingencies
Convertible preferred stock:
Series Seed convertible preferred shares			4,000
Shareholders’ equity (deficit):
Ordinary shares and common stock		14	1
Additional paid-in capital		192,039	2,387
Accumulated deficit		(79,412)	(17,867)
Total stockholders’ deficit		116,641	(15,479)
Total liabilities, convertible preferred stock and stockholders’ deficit		138,269	35,617
Series Seed Convertible Preferred Stock
Convertible preferred stock:
Series Seed convertible preferred shares		0	4,000
Series A Non-Voting Preferred Shares
Shareholders’ equity (deficit):
Series A non-voting convertible preferred shares, $0.001 par value; 2,890 shares and no shares authorized as of June 30, 2025 and December 31, 2024, respectively; 2,890 shares and no shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively		4,000	0
Nonrelated Party
Current liabilities
Accounts payable		2,561	107
Related Party
Current liabilities
Accrued expenses and other current liabilities			341
Related party accounts payable and other current liabilities		$ 6,273	7,221
Long term liabilities
Notes payable, noncurrent			$ 14,993

[1]	Includes related party amount of $341 as of December 31, 2024.
[2]	Includes related party amount of $341 as of December 31, 2024 (see Note 12).
[3]	Includes related party amount of $14,993 as of December 31, 2024.
[4]	Includes related party amount of $14,993 as of December 31, 2024 (see Note 4).